SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Item $ / shares	Dec. 31, 2022 USD ($) Item $ / shares	Nov. 30, 2023 $ / shares	Sep. 12, 2023 $ / shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Realized and unrealized foreign currency transaction losses	$ 14,800	$ 33,400
Receivables, Long-Term Contracts or Programs	4,700	28,200
Other Current Assets [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Foreign Currency Contract, Asset, Fair Value Disclosure	1,000	500
Other Assets [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Foreign Currency Contract, Asset, Fair Value Disclosure	100	0
Other Current Liabilities [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Foreign Currency Contracts, Liability, Fair Value Disclosure	2,200	3,100
Other Liabilities [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Foreign Currency Contracts, Liability, Fair Value Disclosure	$ 1,200	$ 5,100
Revenue Benchmark [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Number of customers that accounted for more than 10% | Item	1	1
Accounts Receivable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Number of customers that accounted for more than 10% | Item	0	0
Restricted Stock Units (RSUs) [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Vesting period	3 years
Performance Stock Units (PSUs) [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Vesting period	3 years
Variable Interest Entity, Primary Beneficiary [Member] | TKO OpCo [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Variable interest entity owned	47.90%
Common Class A [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Common stock, par value | $ / shares	$ 0.00001	$ 0.00001		$ 0.00001
Common Class A [Member] | WWE [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Common stock, par value | $ / shares	0.01
Common Class B [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Common stock, par value | $ / shares	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Licensing Agreements [Member] | UFC Segment [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	3 years
Impairment charge	$ 0	$ 0